Consolidated Statements of Shareholder's Equity - USD ($)	Preferred Shares	Common Shares	Treasury Stocks	Shares Subscription Receivables	Additional paid-in capital	Retained earnings (accumulated deficit) Statutory reserves	Retained earnings (accumulated deficit) Unrestricted	Accumulated Other comprehensive loss	Non-controlling interest	Total
Balance at Dec. 31, 2018		$ 148,992		$ (45,457)	$ 15,855,220	$ 6,189	$ (4,319,902)	$ (33,947)	$ 467,156	$ 12,078,251
Balance (in Shares) at Dec. 31, 2018		14,899,185
Issuance of over-allotment ordinary shares		$ 5,000			1,755,000					1,760,000
Issuance of over-allotment ordinary shares (in Shares)		500,000
Net (loss) inome							(9,470,250)		(205,941)	(9,676,191)
Foreign currency translation								(66,238)	(8,882)	(75,120)
Balance at Dec. 31, 2019		$ 153,992		(45,457)	17,610,220	6,189	(13,790,152)	(100,185)	252,333	4,086,940
Balance (in Shares) at Dec. 31, 2019		15,399,185
Issuance of ordinary shares to pursuant to certain private placements		$ 280,000			19,520,000					19,800,000
Issuance of ordinary shares to pursuant to certain private placements (in Shares)		28,000,000
Issuance of ordinary shares to in exchange of bitcoin miners		$ 43,446			15,423,341					15,466,787
Issuance of ordinary shares to in exchange of bitcoin miners (in Shares)		4,344,603
Issuance of ordinary shares to service consultants		$ 3,000			453,000					456,000
Issuance of ordinary shares to service consultants (in Shares)		300,000
Disposition of peer-to-peer lending business and the car rental business				45,457	213,065	(6,189)			(252,333)
Net (loss) inome							(1,910,337)			(1,910,337)
Reclassified to net loss from discontinued operations, net of tax								100,185		100,185
Balance at Dec. 31, 2020		$ 480,438			53,219,626		(15,700,489)			37,999,575
Balance (in Shares) at Dec. 31, 2020		48,043,788
Issuance of ordinary shares to pursuant to certain private placements		$ 137,528			71,200,206					71,337,734
Issuance of ordinary shares to pursuant to certain private placements (in Shares)		13,752,810
Issuance of ordinary shares pursuant to conversion of convertible notes		$ 2,797			1,277,203					1,280,000
Issuance of ordinary shares pursuant to conversion of convertible notes (in Shares)		279,662
Issuance of ordinary shares pursuant to direct offerings		$ 61,972			34,193,028					34,255,000
Issuance of ordinary shares pursuant to direct offerings (in Shares)		6,197,194
Share based compensation in connection with issuance of ordinary shares		$ 1,802			1,444,296					1,446,098
Share based compensation in connection with issuance of ordinary shares (in Shares)		180,232
Issuance of ordinary shares in connection with share-based compensation		$ 22,532,000,000			20,438,786,000,000					20,461,318,000,000
Issuance of ordinary shares in connection with share-based compensation (in Shares)		2,253,217
Exchange of ordinary share into preferred share	$ 9,050,000	$ (10,000)					(9,040,000)
Exchange of ordinary share into preferred share (in Shares)	1,000,000	(1,000,000)
Withholding of ordinary shares for payment of employee withholding taxes		$ (1,155)	(1,094,859)		1,096,014
Withholding of ordinary shares for payment of employee withholding taxes (in Shares)		(115,514)
Net (loss) inome							4,864,002			4,864,002
Balance at Dec. 31, 2021	$ 9,050,000	$ 695,914	$ (1,094,859)		$ 182,869,159		$ (19,876,487)			$ 171,643,727
Balance (in Shares) at Dec. 31, 2021	1,000,000	69,591,389